Income taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income taxes

11. Income taxes

The provision for income taxes differs from the result that would be obtained by applying the statutory tax rate of 21% (2022 and 2021 – 21%) to income (loss) before income taxes. The difference results from the following items:

 Scheduled of income tax benefit

	December 31, 2023	December 31, 2022	December 31, 2021
Computed expected benefit of income taxes	$(1,569,648)	$(2,229,950)	$(1,773,096)
Share-based compensation and permanent differences	693,895	1,220,577	925,449
Non-deductible interest expense	411,695	364,680	334,556
Expiry of tax credits	582,939	525,830	773,050
True up of prior year balances	671,947	(30,092)	99,348
Increase (decrease) in valuation allowance	(790,828)	148,955	(359,307)
Income tax provision	$—	$—	$—

The components of the net deferred income tax asset, the statutory tax rate and the amount of the valuation allowance are as follows:

 Scheduled of net deferred income tax asset

Year Ended December 31,	2023	2022	2021
Net operating loss carried forward	$32,358,315	$36,124,160	$35,414,853
Tax rate	21%	21%	21%
Deferred income tax assets	6,795,246	7,586,074	7,437,119
Valuation allowance	(6,795,246)	(7,586,074)	(7,437,119)
Net deferred income tax asset	$—	$—	$—

The potential benefit of the deferred income tax asset has not been recognized in these consolidated financial statements since it cannot be assured that it is more likely than not that such benefit will be utilized in future years. The Company believes that the available objective evidence creates sufficient uncertainty regarding the realizability of the deferred income tax assets such that a full valuation allowance has been recorded.

The operating losses amounting to $30,752,000 for utilization in the United States, $1,603,000 for utilization in Singapore, $3,000 for utilization in Canada, the respective jurisdictions where the losses were incurred, will expire between 2024 and 2043 if they are not used. Notwithstanding, those operating losses for utilization in the United States which occurred from 2018 onwards will never expire and represent the portion of the operating loss eligible for utilization in future years. The following table lists the fiscal year in which the loss was incurred and the expiration date of the operating loss carry-forwards:

 Scheduled of operating loss carryforward

Expiry Date	United States $	Singapore $	Canada $	Total $
2024	1,251,000	—	—	1,251,000
2025	1,304,000	—	—	1,304,000
2026	1,532,000	—	—	1,532,000
2027	1,480,000	—	—	1,480,000
2028	1,600,000	—	—	1,600,000
2029	1,723,000	—	—	1,723,000
2030	823,000	—	—	823,000
2031	1,747,000	—	—	1,747,000
2032	1,638,000	—	—	1,638,000
2033	1,403,000	—	—	1,403,000
2034	2,595,000	—	—	2,595,000
2035	1,619,000	—	—	1,619,000
2036	1,171,000	—	—	1,171,000
2037	928,000	—	—	928,000
2041	—	174,000	—	174,000
2042	—	513,000	3,000	516,000
2043	—	916,000	—	916,000
Indefinite	9,938,000	—	—	9,938,000
	30,752,000	1,603,000	3,000	32,358,000